Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	5,000 - 70,000 hours
Major component parts in use	Units of production	1,000 - 36,000 hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 – 25 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

December 31, 2017	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$196,045	$77,726	$118,319
Major component parts in use	72,448	45,694	26,754
Other equipment	31,923	18,400	13,523
Licensed motor vehicles	18,298	14,888	3,410
Office and computer equipment	10,157	9,468	689
Land	7,168	—	7,168
Buildings	2,547	2,482	65
	338,586	168,658	169,928

Assets under capital lease
Heavy equipment	69,657	28,613	41,044
Major component parts in use	85,015	21,247	63,768
Other equipment	558	543	15
Licensed motor vehicles	5,129	1,242	3,887
Office and computer equipment	23	17	6
	160,382	51,662	108,720

Total property, plant and equipment	$498,968	$220,320	$278,648

December 31, 2016	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$188,785	$68,487	$120,298
Major component parts in use	64,229	49,673	14,556
Other equipment	31,670	16,335	15,335
Licensed motor vehicles	20,353	18,258	2,095
Office and computer equipment	9,769	9,112	657
Buildings	2,523	2,487	36
	317,329	164,352	152,977

Assets under capital lease
Heavy equipment	84,527	21,848	62,679
Major component parts in use	50,882	17,233	33,649
Other equipment	5,178	611	4,567
Licensed motor vehicles	3,373	805	2,568
Office and computer equipment	23	11	12
	143,983	40,508	103,475

Total property, plant and equipment	$461,312	$204,860	$256,452